INCOME TAX - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Beginning balance	$ 0	$ 0	$ 28
Decrease due to lapses in statute of limitations	0	0	(26)
Exchange difference	0	0	(2)
Ending balance	$ 0	$ 0	$ 0